Intangible Assets - Expected remaining amortization expense (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets
2025 (remaining nine months)	$ 47
2026	63	$ 63
2027	63	63
2028	63	63
2029	63	63
2029		63
Thereafter	70	70
Total intangible assets, net	$ 369	$ 385	$ 448